Stock Based Compensation - Schedule of Stock Option Activity (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of Options, Forfeited	246
Stock Options [Member]
Number of Options Outstanding beginning	111,829	56,880
Number of Options, Granted	28,600	60,809
Number of Options, Forfeited	(40,740)	(5,860)
Number of Options Outstanding Ending	99,689	111,829
Number of Options Exercisable	68,101
Weighted Average Exercise Price Outstanding beginning	$ 176.75	$ 254
Weighted Average Exercise Price, Granted	47	111.5
Weighted Average Exercise Price, Forfeited	210.5	250
Weighted Average Exercise Price Outstanding Ending	111	$ 176.75
Weighted Average Exercise Price Exercisable	$ 132
Weighted Average Remaining Life In Years Outstanding, Beginning	9 years
Weighted Average Remaining Life In Years Outstanding, Ending	8 years 7 months 6 days	9 years
Weighted Average Remaining Life In Years Exercisable	8 years 6 months
Aggregate Intrinsic Value Outstanding
Aggregate Intrinsic Value Exercisable